Significant Accounting Policies Level 4 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Transaction Gain (Loss), before Tax		$ 33	$ 2	$ 1
Interest-bearing time deposits and other cash equivalents		46	29
Short-term investments		7	7
Inventory Valuation Reserves		8	8
Unamortized Debt Issuance Expense		66	78
Depreciation		130	135	140
Asset Impairment Charges	5	5	124	23
Goodwill, Impairment Loss		57
Research and Development Expense		72	73	69
Business realignment costs		47	21	35
Concentration Risk, Percentage		10.00%
EPCD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges				(15)
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges				(6)
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Asset Impairment Charges				$ (2)
Building [Member]
Property, Plant and Equipment, Useful Life		20 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life		15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		1 year
Finite-Lived Intangible Asset, Useful Life		1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Finite-Lived Intangible Asset, Useful Life		30 years